OceanPal Spin-off (Details)		12 Months Ended
	Nov. 17, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares l	Nov. 29, 2021 shares	Nov. 03, 2021 shares
Non-Competition Agreement | Spin Off
Ocean Pal Spin-off
Minimum weight of dry bulk vessel | l		70,000
OceanPal
Ocean Pal Spin-off
Number of Shares in Entity Exchanged for one Share in separate entity				10
Number of dry bulk carriers | $		6
Number of shares received per share on exchange			0.1
OceanPal | Spin Off
Ocean Pal Spin-off
Number of vessel owing subsidiary shares as capital contribution	3
Working capital | $	$ 1,000,000.0
Percentage of common stock to be exchanged	100.00%
Fair value | $		$ 7,575,000
OceanPal | Series B Preferred Stock | Spin Off
Ocean Pal Spin-off
Shares exchanged for working capital contribution	500,000
Number of shares offset against dividend		500,000
OceanPal | Series C Convertible Preferred Stock | Spin Off
Ocean Pal Spin-off
Shares exchanged for working capital contribution	10,000
Number of shares offset against dividend		10,000